EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
Schedule of Basic and Diluted Earning Per Share

	Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Numerator:
Net income(loss) used in calculating earnings per share-basic and diluted	261,344,391	117,438,250	(382,216,959)	(55,416,249)
Denominator:
Weighted average number of Class A ordinary shares outstanding used in calculating basic and diluted earnings(loss) per share	68,286,954	68,286,954	68,201,056	68,201,056
Weighted average number of Class B ordinary shares outstanding used in calculating basic and diluted earnings(loss) per share	34,762,909	34,762,909	34,762,909	34,762,909
Allocation of undistributed earnings(loss) — basic and diluted:
To Class A Shares	173,182,301	77,821,553	(253,172,070)	(36,706,500)
To Class B Shares	88,162,090	39,616,697	(129,044,888)	(18,709,750)
Basic and diluted earnings(loss) per share:
To Class A Shares	2.54	1.14	(3.71)	(0.54)
To Class B Shares	2.54	1.14	(3.71)	(0.54)